BETTER 10Q - CUSTOMER DEPOSITS - Interest Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deposits [Abstract]
Notice	$ 20	$ 0
Term	6	0
Savings	29	0
Total Interest Expense	$ 55	$ 0